Investment Securities (Amortized Cost And Fair Value Of Securities Available-For-Sale) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 1,501.3	$ 780.7
Gross Unrealized Gains	0.4	1.2
Gross Unrealized Losses	(0.2)
Fair Value	1,501.5	781.9
U.S. Treasury [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	649.1	750.3
Fair Value	649.1	750.3
Brazilian Government Treasuries [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	126.8
Fair Value	126.8
U.S. Government Agency Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	711.9
Fair Value	711.9
Canadian Government Treasuries [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		17.3
Fair Value		17.3
Total Debt Securities Available For Sale [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,487.8	767.6
Fair Value	1,487.8	767.6
Equity Securities AFS [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	13.5	13.1
Gross Unrealized Gains	0.4	1.2
Gross Unrealized Losses	(0.2)
Fair Value	$ 13.7	$ 14.3